Related Party Transactions	3 Months Ended
Mar. 31, 2026
Future NRG Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

Administrative charges and rental billed by Fitters Diversified Berhad entities to the Company for three months period ended March 31, 2026 amounted to USD 6,673. These charges ceased upon Fitters’ effective disposal of its shareholding on March 26, 2026. The intercompany payable to Fitters was fully extinguished during Q1 2026 (see Note 12); no balance remains outstanding at March 31, 2026.